COMMON SHARES - Reconciliation and Weighted Average Common Shares Outstanding (Details) - CAD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)	938,000
Outstanding at the beginning of the period	$ 24,387
Exercise of options (in shares)	1,664
Outstanding at the end of the period (in shares)	940,000	938,000
Outstanding at the end of the period	$ 24,488	$ 24,387
Weighted Average Common Shares Outstanding
Basic (in shares)	940,000	929,000	902,000
Diluted (in shares)	940,000	931,000	903,000
Common Shares
Increase (decrease) in equity
Outstanding at the beginning of the period (in shares)	938,400	918,097	881,376
Outstanding at the beginning of the period	$ 24,387	$ 23,174	$ 21,167
At-the-market equity issuance program (in shares)			20,050
At-the-market equity issuance program			$ 1,118
Dividend reinvestment and share purchase plan (in shares)		15,165	15,937
Dividend reinvestment and share purchase plan		$ 931	$ 855
Exercise of options (in shares)	1,664	5,138	734
Exercise of options	$ 101	$ 282	$ 34
Outstanding at the end of the period (in shares)	940,064	938,400	918,097
Outstanding at the end of the period	$ 24,488	$ 24,387	$ 23,174
Weighted Average Common Shares Outstanding
Basic (in shares)	940,000	929,000	902,000
Diluted (in shares)	940,000	931,000	903,000